SUBSEQUENT EVENTS (Details Narrative) - USD ($)					1 Months Ended					3 Months Ended	12 Months Ended
	Sep. 07, 2017	Jul. 07, 2017	Jun. 12, 2017	May 15, 2017	Aug. 30, 2017	Jun. 19, 2017	May 24, 2017	May 16, 2017	Apr. 30, 2017	Jul. 31, 2017	Apr. 30, 2017	Apr. 30, 2016	Jun. 30, 2017	Jun. 20, 2017	May 31, 2017
Convertible note payable									$ 8,716	$ 185,752	$ 8,716
Accrued interest									$ 273,870	283,245	273,870	$ 236,370
Convertible note issued at a discount										177,036	93,498	375,617
Proceeds from convertible debt										$ 398,750	$ 208,782
Subsequent Event [Member]
Description for permit approval crude distillation					On August 30, 2017, the Company announced it has secured permit approval from the Texas Commission on Environmental Quality (TCEQ) to build a 10,000 barrel-per-day (BPD) crude distillation unit near Fort Stockton, Texas.
Subsequent Event [Member] | Eagle Equities LLC [Member] | May 15, 2017 Convertible Redeemable Note [Member]
Conversion of principal amount				$ 115,000
Convertible note interest rate				8.00%
Convertible note issued at a discount				$ 105,000
Convertible note payable description				We can redeem the note at any time prior to 90 days from the issuance date at a redemption price of 125% plus accrued interest. The redemption price thereafter increases to 135%, plus accrued interest, until the 120th day from issuance and to150%, plus accrued interest, until the 180th day from issuance. The note is due and payable on May 15, 2018. During the first 6 months the note is in effect, the holder of the note, at its option, may convert the unpaid principal balance of, and accrued interest on, the note into shares of our common stock at a fixed price of $0.03 per share. Beginning the 6 month anniversary of the note, the holder of the note, at is option, may convert the unpaid principal of, and accrued interest on, the note into shares of our common stock a 40% discount from the average of the three lowest trading prices during the 25 days prior to conversion. The note also contains penalty provisions in the event of our default in repayment of the note (if not converted by the holder into shares of common stock) after 180 days from issuance.
Subsequent Event [Member] | GS Capital Partners [Member] | May 24, 2017 Convertible Redeemable Note [Member]
Conversion of principal amount							$ 173,000
Convertible note interest rate							8.00%
Convertible note issued at a discount							$ 158,000
Subsequent Event [Member] | Crown Bridge Partners, LLC [Member] | May 16, 2017 Convertible Redeemable Note [Member]
Convertible note interest rate								8.00%
Convertible note issued at a discount								$ 54,000
Subsequent Event [Member] | Crown Bridge Partners, LLC [Member] | June 12, 2017 Equity Purchase Agreement [Member]
Common stock value			$ 100,000
Conversion of principal amount			$ 60,000
Convertible note payable description			We are entitled to redeem the note at a redemption price of 125% plus accrued interest during the first 90 days after issuance. The redemption price then increases to 135% until the 120th day after issuance and then increases to 150% until the 180th day after issuance, after which the date the note may not be redeemed. If the note is not redeemed or we otherwise default thereunder, Crown Bridge may convert the unpaid balance into shares of our Class A common stock at a conversion price equal to the lesser of (i) the closing price of our Class A common stock on the issuance date of the note or (ii) 60% of the average of the three lowest trading prices during the 25-day period prior to the notice of conversion.
Equity purchase agreement committed to purchase			$ 3,000,000
Common stock term			24 months
Trading volume of stock			150.00%
Purchase price business acquisitions description			The purchase price of shares issued in respect of each put notice is 80% of the average of the three lowest trading prices in the seven trading days immediately preceding the date on which the Company exercises its put right
Description of registration statement			We are required to file a registration statement with the SEC on Form S-1 within 45 days of the date of the Equity Purchase Agreement covering the resale of shares to be issued under such agreement and to use our best efforts to cause the registration statement to become effective within 90 days of such date
Commitment fee			$ 80,000
Interest rate			8.00%
Maturity date			Dec. 12, 2017
Subsequent Event [Member] | May 24, 2017 Convertible Redeemable Note [Member]
Convertible note payable description							We can redeem the note at any time prior to 60 days from the issuance date at a redemption price of 118% plus accrued interest. The redemption price thereafter increases to 125%, plus accrued interest, until the 120th day from issuance and then to 133%, plus accrued interest, until the 180th day from issuance. The note cannot be prepaid after the 180th day after issuance. The holder of the note, at its option, may convert the unpaid principal balance of, and accrued interest on, the note into shares of our common stock at a 40% discount from the lowest trading price during the 20 days prior to conversion. Prior to the 180th day after issuance, the conversion price cannot be less than a floor of $.03 per share of common stock. The note also contains penalty provisions in the event of our default in repayment of the note (if not converted by the holder into shares of common stock).
Maturity date							May 24, 2018
Subsequent Event [Member] | JSJ Investments Inc [Member] | July 7, 2017 Convertible Redeemable Note [Member]
Conversion of principal amount		$ 125,000
Convertible note interest rate		12.00%
Convertible note issued at a discount		$ 118,750
Convertible note payable description		We can redeem the note at any time prior to 90 days from the issuance date at a redemption price of 120% plus accrued interest. The redemption price thereafter increases to 125%, plus accrued interest, until the 120th day from issuance, and thereafter increases to a redemption price of 145% plus accrued interest until the 180th day after issuance and 150% plus accrued interest until the maturity date of March 30, 2018. The holder of the note, at its option, may convert the unpaid principal balance of, and accrued interest on, the note into shares of our common stock at a price of no lower than $0.03 per share of common stock until the 180th day after issuance and thereafter at a price 40% discount from the lowest trading prices during the 20 days prior to conversion. The note also contains penalty provisions in the event of our default in repayment of the note (if not converted by the holder into shares of common stock)
Maturity date		Mar. 30, 2018
Subsequent Event [Member] | Issuance of Class A Common Shares [Member]
Common stock, share issued						24,750,000			465,396,910		465,396,910		16,000,000
Common stock value									$ 307,978		$ 307,978
Common stock issued for services share									8,000,000
Common stock issued for services value									$ 136,000
Shares in settlement of accrued expenses share									440,000		440,000
Shares in settlement of accrued expenses value									$ 44,000		$ 44,000
Common stock in cashless warrants									353,359,992		353,359,992
Settlement of preferred stock									24,750,000		24,750,000
Accrued dividends						$ 291,207			$ 428,707		$ 428,707
Exercise of warrants									16,000,000		16,000,000
Warrants settlement of debt									$ 239,365		$ 239,365
Upon cashless warrant exercise															353,359,992
Conversion of principal amount						$ 137,500
Subsequent Event [Member] | Common Class A [Member]
Common stock, share issued									62,846,918		62,846,918
Subsequent Event [Member] | Convertible note [Member] | Auctus Fund, LLC [Member]
Interest rate	12.00%
Maturity date	Jun. 01, 2018
Redemption description	We can redeem the note at any time prior to 90 days from the issuance date at a redemption price of 125% plus accrued interest. The redemption price thereafter increases to 135%, plus accrued interest, until the 180th day after issuance
Terms of conversion feature	The holder of the note, at its option, may convert the unpaid principal balance of, and accrued interest on, the note into shares of our common stock at a price equal to the lesser of (i) the lowest trading price during the previous 25 trading day period ending on the latest complete trading day prior to the date of the note and (ii) 55% of the average of the two lowest trading prices for our common stock during the 25 trading day period ending on the latest complete trading day prior to the conversion date
Proceeds from convertible debt	$ 105,000
Fees and expenses	10,000
Convertible note principal amount	$ 115,000
Subsequent Event [Member] | Convertible Notes [Member]
Shares issuable under agreement														16,000,000
Debt to be extinguished under agreement														$ 120,000
Accrued interest to be extinguished under agreement														$ 119,365